Freedom Group of Money Funds

              One Beacon Street, Boston, Massachusetts 02108-3105
                      617-725-2300 / 617-725-2407 Facsimile

                                                                   March 5, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  Freedom Mutual Fund
               ertification Pursuant to Rule 497 (j)
               Securities Act of 1933 Registration No. 2-70863
               1940 Investment Company Act No. 811-3126
               CIK No. 0000350300
               ------------------

Gentlemen:

     Freedom Mutual Fund (the "Registrant") hereby transmits this certification for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 497 (j) under the Securities Act of 1933, as amended.

     The Registrant hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not materially differ *om that contained in the most recently filed Amendment to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1997. Therefore, pursuant to Rule 497 (j), the Registrant files this certification in lieu of the prospectus and Statement of Additional Information required by Rule 497 (c).

     Any questions with respect to this registration notice should be directed to the undersigned at (617) 725-2416.

                                                   Very truly yours,

                                                   /s/ Maureen M. Renzi
                                                   --------------------
                                                   Marureen M. Renzi
                                                   Assistant Secretary

 MMR/gr
 cc: John J. Danello
     Regina M. Pisa, P.C.